Schedule of Provision for Incomes Taxes Consisted (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total net income (loss) before income taxes	$ (8,020,128)	$ 1,664,952	$ (17,910,210)	$ (11,533,356)	$ (58,253,723)	$ (30,108,680)
UNITED STATES
Total net income (loss) before income taxes					(48,536,722)	(28,467,858)
International [Member]
Total net income (loss) before income taxes					$ (9,717,001)	$ (1,640,822)